Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities
Net income (loss)	$ (1,031,138)	$ (754,750)	$ 2,390,166	$ 617,725
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts	30,078	22,016	30,916
Depreciation of property and equipment	4,314	3,158	4,619	3,155
Amortization of right-of-use assets	225,287	164,900	192,021	180,224
Gain on early termination of lease	(11,081)	(8,111)
Deferred tax expenses	(186,547)	(136,544)	478,009
Changes in operating assets and liabilities
Accounts receivable	239,017	174,950	(208,457)	(122,031)
Contract assets	(138,678)	(101,506)	(4,061,592)	(751,722)
Accounts receivable – a related party	125,941	92,183	(185,694)	(347,105)
Other assets	161,948	118,539	18,670	(27,977)
Accounts payable	315,228	230,733	325,961	(487,534)
Other payables and accruals	(95,002)	(69,537)	(72,121)	213,123
Contract liabilities			(136,464)	136,464
Income tax payable			(15,772)	105,228
Lease liabilities	(170,637)	(124,899)	(129,648)	(117,047)
Net cash used in operating activities	(531,270)	(388,868)	(1,369,386)	(597,497)
Cash flows from investing activities
Purchases of property and equipment			(4,879)	(7,752)
Repayment of amount from a related party			1,000,000	702,000
Loans to a third party	(2,621,944)	(1,919,151)
Net cash provided by (used in) investing activities	(2,621,944)	(1,919,151)	995,121	694,248
Cash flows from financing activities
Proceeds from loans and borrowings			1,050,000	275,000
Proceeds from related parties	450,368	329,650	584,328
Payment for deferred offering costs			(200,526)
Repayment of amount to related parties			(212,051)	(62,806)
Repayment of loans and borrowings	(430,465)	(315,082)	(439,850)	(366,374)
Payments for finance lease liabilities	(60,604)	(44,360)	(58,215)	(55,259)
Issuance of Class A ordinary shares in connection with IPO	5,618,568	4,112,550
Net cash (used in) provided by financing activities	5,577,867	4,082,758	723,686	(209,439)
Effect of foreign exchange on cash	250,665	183,479
Net changes in cash	2,675,318	1,958,218	349,421	(112,688)
Cash at beginning of the year	698,106	510,984	348,685	461,373
Cash at end of the year	3,373,424	2,469,202	698,106	348,685
Supplemental non-cash in financing activities:
Deferred IPO costs charged to share capital	1,543,632	1,129,873
Offset amount due to a related party			1,296,018	1,084,524
Right-of-use assets, obtained in exchange for lease obligations	345,788	253,102
Supplement disclosures of cash flow information:
Income taxes paid	20,597	15,076	15,773	8,479
Interest paid	$ 80,176	$ 58,685	$ 73,962	$ 42,938